Alpha Architect International Quantitative Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 10.4%
Fortescue Ltd.	177,046	$3,501,204
JB Hi-Fi Ltd.	93,318	3,372,258
New Hope Corp. Ltd.	855,432	3,007,938
Whitehaven Coal Ltd.	613,896	3,112,444
Woodside Energy Group Ltd.	144,515	3,058,780
		16,052,624

France - 10.5%
Air France-KLM(a)	228,263	3,425,053
Cie de Saint-Gobain S.A.	44,548	3,278,249
Cie Generale des Etablissements Michelin SCA	86,001	3,081,772
Rexel S.A.	121,154	3,312,930
Vallourec SACA(a)	195,467	3,026,390
		16,124,394

Germany - 6.3%
Bayerische Motoren Werke AG	28,452	3,165,450
Daimler Truck Holding AG	91,271	3,427,801
Mercedes-Benz Group AG	45,629	3,150,770
		9,744,021

Italy - 4.1%
Buzzi S.p.A.	99,205	3,016,102
Iveco Group N.V.(a)	359,060	3,228,940
		6,245,042

Japan - 44.5%(b)
Amada Co. Ltd.	277,326	2,891,271
ANA Holdings, Inc.(a)	140,400	3,046,979
Bridgestone Corp.	69,819	2,891,794
Daiwa House Industry Co. Ltd.	100,790	3,053,723
Ebara Corp.	50,598	2,995,689
Isuzu Motors Ltd.	220,643	2,841,757
Japan Airlines Co. Ltd.	152,700	3,005,266
Japan Petroleum Exploration Co. Ltd.	74,641	2,773,892
Kobe Steel Ltd.	243,411	3,149,669
Komatsu Ltd.	113,038	2,956,625
Mazda Motor Corp.	266,589	2,880,485
NGK Spark Plug Co. Ltd.	122,933	2,919,877
Nippon Steel Corp.	122,720	2,811,245
Nitto Denko Corp.	40,335	3,017,973

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Sankyo Co. Ltd.	68,200	3,977,366
Sanwa Holdings Corp.	201,010	3,048,652
Shionogi & Co. Ltd.	60,645	2,923,863
Subaru Corp.	160,475	2,943,180
Suzuki Motor Corp.	70,476	3,015,473
Tokyo Gas Co. Ltd.	124,728	2,864,321
Tokyo Steel Manufacturing Co. Ltd.	232,667	2,853,058
Toyota Boshoku Corp.	166,450	2,641,361
Yamaha Motor Co. Ltd.(c)	332,079	2,966,337
		68,469,856

Luxembourg - 1.9%
Tenaris S.A.	168,974	2,937,048

Netherlands - 2.1%
Stellantis N.V.(c)	134,671	3,140,528

Singapore - 2.1%
Hafnia Ltd.	456,554	3,154,568

Spain - 1.8%
Endesa S.A.	138,326	2,818,928

Sweden - 2.1%
Volvo AB - Class B	124,496	3,230,264

United Kingdom - 13.5%
Barratt Developments PLC	452,160	3,242,517
Berkeley Group Holdings PLC	49,392	2,951,445
BP PLC	484,205	2,877,037
British American Tobacco PLC	90,827	2,657,558
Centrica PLC	1,551,752	2,781,970
Shell PLC	89,723	2,940,903
Taylor Wimpey PLC	1,776,356	3,329,550
		20,780,980
TOTAL COMMON STOCKS (Cost $138,785,889)		152,698,253

SHORT-TERM INVESTMENTS - 2.8%
Investments Purchased with Proceeds from Securities Lending - 2.6%
First American Government Obligations Fund - Class X, 5.30%(d)	4,041,910	4,041,910

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.30%(d)	302,627	302,627
TOTAL SHORT-TERM INVESTMENTS (Cost $4,344,537)		4,344,537

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Shares	Value
TOTAL INVESTMENTS - 102.1% (Cost $143,130,426)	$157,042,790
Liabilities in Excess of Other Assets - (2.1)%	(3,255,665)
TOTAL NET ASSETS - 100.0%	$153,787,125

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c) All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $3,862,166 which represented 2.5% of net assets.
(d) The rate shown represents the 7-day effective yield as of December 31, 2023.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments*
Common Stocks	$152,698,253	$—	$—	$152,698,253
Investments Purchased with Proceeds from Securities Lending	4,041,910	—	—	4,041,910
Money Market Funds	302,627	—	—	302,627
Total Investments in Securities	$157,042,790	$—	$—	$157,042,790

*	Refer to the Schedule of Investments for country classifications.

During the fiscal year ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.